Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Allocation of Stock-based Compensation Expense

The allocation of stock-based compensation expense between research and development and general and administrative expense was as follows:

	Year ended
	December 31,
	2019	2018
Research and Development	$113,239	$-
General and Administrative	397,239	74,063
Total	$510,478	$74,063

Schedule of Stock Option Valuation Assumption

The fair value of our option awards granted during the year ended December 31, 2019 and 2018 was estimated using the following assumptions:

	2019	2018
Average risk-free rate of interest	1.85%	3.09%
Expected term (years)	3.75 to 5.00	5.00 to 6.25
Expected stock price volatility	81.77%	85.31%
Dividend yield	0%	0%

Schedule of Stock Option

The following table summarizes our stock option activity for the years ended December 31, 2019 and 2018:

	Total options Outstanding	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding as of January 1, 2018	-	-	-
Options granted	54,915	20.45	9.8
Exercised	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2018	54,915	$20.45	9.8
Options granted	129,919	16.80	4.5
Exercised	-	-	-
Forfeited	(7,872)	16.80	4.5
Outstanding as of December 31, 2019	176,962	17.93	5.8
Exercisable (vested) at December 31, 2019	29,655	18.53	6.9